Loans and Allowance for Loan Losses - Age Analysis of Past Due Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 7,009	$ 9,226
60-89 Days Past Due	402	2,620
Nonaccrual and Greater Than 90 Days	7,710	17,774
Total Past Due	15,121	29,620
Current	1,195,334	1,140,900
Gross Loan and Leases Receivable	1,210,455	1,170,520
Recorded Investment Greater Than 90 Days and Accruing	2,133	919
Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	5,034	5,297
60-89 Days Past Due	221	1,448
Nonaccrual and Greater Than 90 Days	1,582	1,524
Total Past Due	6,837	8,269
Current	325,595	333,708
Gross Loan and Leases Receivable	332,432	341,977
Recorded Investment Greater Than 90 Days and Accruing	856	594
Multifamily [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due
60-89 Days Past Due
Nonaccrual and Greater Than 90 Days
Total Past Due
Current	13,920	16,140
Gross Loan and Leases Receivable	13,920	16,140
Recorded Investment Greater Than 90 Days and Accruing
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	287	1,599
60-89 Days Past Due	19	710
Nonaccrual and Greater Than 90 Days	710	4,470
Total Past Due	1,016	6,779
Current	525,242	462,978
Gross Loan and Leases Receivable	526,258	469,757
Recorded Investment Greater Than 90 Days and Accruing	689	25
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	948	796
60-89 Days Past Due	20	72
Nonaccrual and Greater Than 90 Days	3,795	9,650
Total Past Due	4,763	10,518
Current	189,663	179,838
Gross Loan and Leases Receivable	194,426	190,356
Recorded Investment Greater Than 90 Days and Accruing	271	24
Farmland [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	8	260
60-89 Days Past Due		43
Nonaccrual and Greater Than 90 Days	700	1,248
Total Past Due	708	1,551
Current	22,063	24,768
Gross Loan and Leases Receivable	22,771	26,319
Recorded Investment Greater Than 90 Days and Accruing
Second Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	78	396
60-89 Days Past Due		7
Nonaccrual and Greater Than 90 Days	611	677
Total Past Due	689	1,080
Current	9,822	11,397
Gross Loan and Leases Receivable	10,511	12,477
Recorded Investment Greater Than 90 Days and Accruing	5	71
Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	48	186
60-89 Days Past Due	27	173
Nonaccrual and Greater Than 90 Days		46
Total Past Due	75	405
Current	34,110	35,855
Gross Loan and Leases Receivable	34,185	36,260
Recorded Investment Greater Than 90 Days and Accruing		46
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	122	204
60-89 Days Past Due		24
Nonaccrual and Greater Than 90 Days	285	54
Total Past Due	407	282
Current	29,037	30,263
Gross Loan and Leases Receivable	29,444	30,545
Recorded Investment Greater Than 90 Days and Accruing	285	54
Agricultural Installment and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	484	488
60-89 Days Past Due	115	143
Nonaccrual and Greater Than 90 Days	27	105
Total Past Due	626	736
Current	45,882	45,953
Gross Loan and Leases Receivable	46,508	46,689
Recorded Investment Greater Than 90 Days and Accruing	$ 27	$ 105